CONSOLIDATED STATEMENTS OF EQUITY - USD ($) $ in Millions	Common share capital	Contributed surplus	Accumulated deficit	Accumulated other comprehensive loss	Total accumulated deficit and accumulated other comprehensive loss	Equity attributable to owners of parent	Non-controlling interest	Total
Balance at the beginning of the period at Dec. 31, 2023	$ 4,481.6	$ 10,646.0	$ (8,982.6)	$ (61.3)			$ 102.0
Transfer from contributed surplus on exercise of restricted shares	4.9
Options exercised, including cash	0.8
Share-based compensation		9.0
Transfer of fair value of exercised options and restricted shares		(11.0)
Dividends paid			(147.5)
Net earnings attributable to common shareholders			948.8					$ 948.8
Other comprehensive income (loss), net of tax				(26.1)				(26.1)
Net earnings attributable to non-controlling interests							45.2	45.2
Distributions paid to non-controlling interest							(40.5)
Funding from non-controlling interest							32.3
Other		(1.0)
Balance at the end of the period at Dec. 31, 2024	4,487.3	10,643.0	(8,181.3)	(87.4)	$ (8,268.7)	$ 6,861.6	139.0	7,000.6
Transfer from contributed surplus on exercise of restricted shares	6.5
Options exercised, including cash	0.1
Share-based compensation		13.1
Transfer of fair value of exercised options and restricted shares		(17.0)
Repurchase and cancellation of shares	(111.9)	(500.3)						600.3
Dividends paid			(152.1)
Net earnings attributable to common shareholders			2,390.1					2,390.1
Other comprehensive income (loss), net of tax				87.1				87.1
Net earnings attributable to non-controlling interests							79.9	79.9
Distributions paid to non-controlling interest							(102.0)
Other		(1.2)					1.2
Balance at the end of the period at Dec. 31, 2025	$ 4,382.0	$ 10,137.6	$ (5,943.3)	$ (0.3)	$ (5,943.6)	$ 8,576.0	$ 118.1	$ 8,694.1